Wire Redemption Fee [Member] Annual Fund Operating Expenses - Green Century MSCI International Index Fund	Jul. 31, 2025
Individual Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	1.28%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.70%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	0.98%